Loans (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
With no allowance recorded:
Recorded Investment	$ 5,415		$ 5,415		$ 6,176	$ 9,205	$ 9,209
With an allowance recorded:
Recorded Investment	221		221			148	378
Related allowance	169		169			2	96
Total:
Recorded Investment	5,636	9,544	5,636	9,544	6,176	9,353	9,587
Unpaid Principal Balance	6,362	10,098	6,362	10,098	6,603	9,811
Related allowance	169		169			2	96
Average Recorded Investment	7,197	10,196	7,196	10,530	6,704	9,926	10,576
Interest Income Recognized	17		117	269	179	397	323
Commercial
With no allowance recorded:
Recorded Investment	80	15	80	15	37	12
Unpaid Principal Balance	80	46	80	46	50	19
Average Recorded Investment	144	87	147	92	53	21
Interest Income Recognized	0		8	1
With an allowance recorded:
Recorded Investment						33
Unpaid Principal Balance						33
Related allowance						1
Average Recorded Investment						36
Interest Income Recognized						2
Total:
Recorded Investment	80	15	80	15	37	45
Unpaid Principal Balance	80	46	80	46	50	52
Related allowance						1
Average Recorded Investment	144	87	147	92	53	57
Interest Income Recognized	0		8	1		2
Real estate: Mortgage-residential
With no allowance recorded:
Recorded Investment	816	477	816	477	357	622
Unpaid Principal Balance	831	505	831	505	381	650
Average Recorded Investment	976	543	973	563	442	656
Interest Income Recognized	3		21	2	1	4
With an allowance recorded:
Recorded Investment	56		56
Unpaid Principal Balance	56		56
Related allowance	4		4
Average Recorded Investment	57		57
Interest Income Recognized	1		8
Total:
Recorded Investment	872	477	872	477	357	622
Unpaid Principal Balance	887	505	887	505	381	650
Related allowance	4		4
Average Recorded Investment	1,033	543	1,030	563	442	656
Interest Income Recognized	4		29	2	1	4
Real estate: Mortgage-commercial
With no allowance recorded:
Recorded Investment	4,514	9,041	4,514	9,041	5,772	8,552
Unpaid Principal Balance	5,104	9,536	5,104	9,536	6,162	8,975
Average Recorded Investment	5,713	9,547	5,708	9,853	6,188	9,066
Interest Income Recognized	13		80	266	178	382
With an allowance recorded:
Recorded Investment	165		165			115
Unpaid Principal Balance	285		285			115
Related allowance	165		165			1
Average Recorded Investment	291		294			117
Interest Income Recognized						8
Total:
Recorded Investment	4,679	9,041	4,679	9,041	5,772	8,667
Unpaid Principal Balance	5,389	9,536	5,389	9,536	6,162	9,090
Related allowance	165		165			1
Average Recorded Investment	6,004	9,547	6,002	9,853	6,188	9,183
Interest Income Recognized	13		80	266	178	390
Consumer: Other
With no allowance recorded:
Recorded Investment	5	11	5	11	10	19
Unpaid Principal Balance	6	11	6	11	10	19
Average Recorded Investment	16	19	17	22	21	30
Interest Income Recognized						1
Total:
Recorded Investment	5	11	5	11	10	19
Unpaid Principal Balance	6	11	6	11	10	19
Average Recorded Investment	16	19	17	22	21	30
Interest Income Recognized						$ 1